LEASES - ADDITIONAL INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 14, 2020	Sep. 30, 2020
Lessee, Lease, Description [Line Items]
ROU asset obtained in exchange for operating lease liability		$ 76,600
ROU asset obtained in exchange for finance lease liability		$ 49,700
Weighted average remaining lease term, operating lease		25 years 6 months
Weighted average remaining lease term, finance lease		11 years 6 months
Operating lease, discount rate		3.18%
Finance lease, discount rate		2.50%
Leaf River Energy Center LLC
Lessee, Lease, Description [Line Items]
Lease, partial termination amount	$ 28,500
Non-compete agreement period	50 years
Solar Property | Maximum
Lessee, Lease, Description [Line Items]
Term of contract		35 years